Stock-Based Compensation (Details) - Schedule of Stock Options Activity $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Schedule of Stock Options Activity [Abstract]
Stock Options, Outstanding Ending Balance | shares	3,594,581	3,503,790
Weighted Average Exercise Price, Outstanding Ending Balance | $ / shares	$ 2.22	$ 2.06
Weighted Average Remaining Contractual Life, Outstanding Ending Balance	6 years 9 months 18 days	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding Ending Balance | $	$ 2,823	$ 6,831
Stock Options, Options vested and exercisable | shares	2,847,580
Weighted Average Exercise Price, Options vested and exercisable | $ / shares	$ 1.74
Weighted Average Remaining Contractual Life, Options vested and exercisable	6 years 3 months 18 days
Aggregate Intrinsic Value, Options vested and exercisable | $	$ 2,752
Stock Options, Options granted | shares	253,250
Weighted Average Exercise Price, Options granted | $ / shares	$ 4.68
Stock Options, Options forfeited | shares	(15,844)
Weighted Average Exercise Price,Options forfeited | $ / shares	$ 3.68
Stock Options, Options cancelled | shares	(20,368)
Weighted Average Exercise Price, Options cancelled | $ / shares	$ 1.95
Stock Options, Options exercised | shares	(126,247)
Weighted Average Exercise Price, Options exercised | $ / shares	$ 2.16